UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

            c/o Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

8/31

Date of reporting period:

8/31/07

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT ADVISER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

ANNUAL REPORT

AUGUST 31, 2007

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

I am delighted with the opportunity to serve as the Chief Executive Officer of New River Funds.  Robert Patzig has resigned his positions with both New River Funds and New River Advisers LLC, the manager of the Funds, in order to meet the increasing demands of his position with Third Security, LLC.

As you peruse this year’s annual report, I hope you are pleased with the performance of each New River Fund.  While the growth in assets was less than we hoped, the investment performance of our funds was quite respectable.  This, in spite of the never ending media pronouncements of crises for sub-prime lenders, housing, the consumer, record-high oil prices and, of course, geopolitical issues.  Now, in the US, even the political uncertainly of the outcome of the 2008 elections is creeping into the babble of market commentators and investor sentiment.

For our fiscal year ended August 31, 2007, New River Small Cap Fund was up 17.81% while its benchmark, the Russell 2000® index, was up 11.36%.  For the same period, New River Core Equity Fund was up 14.87% while its benchmark, the S&P 500® index, was up 15.13%.  However, the most recent quarter proved to be extremely volatile.  For our fiscal fourth quarter ended August 31, 2007, New River Small Cap Fund was down 7.53% while the Russell 2000® index was down 6.12%.  For the same period, New River Core Equity Fund was down 4.22% while the S&P 500® index was down 3.28%.

Owning good companies with good management teams will reward investors over time.  We remain steadfastly committed to this belief and see the recent market volatility as an opportunity to strategically position our portfolios to benefit from our belief that higher quality stocks are undervalued and, in due time, will outperform.  Thank you for allowing us the privilege of managing your small and large cap portfolios.  While past performance in never a guarantee of future results, we value your confidence in us and we are committed to earning and maintaining your trust.

Best regards,

Doit L. Koppler II

Chief Executive Officer

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (866) NRA-FUND.  The Fund charges a 2% redemption fee for shares held less than 30 days.  The above performance does not reflect the deduction of this fee.  If reflected, the fee will reduce the performance quoted.

 The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

2 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in your prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com.

New River Funds are distributed by Aquarius Fund Distributors, LLC, Member FINRA /SIPC ..

1081-AFD-10/29/2007

New River Small Cap Fund

Performance of a $10,000 Investment

October 1, 2003* through August 31, 2007

Average Annual Total Returns for Periods Ended August 31, 2007
		Since
	One Year	Inception*
Small Cap Fund	17.81%	15.04%

_________

* The Small Cap Fund commenced operations on October 1, 2003.

The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	83.73	Financial Services	3.62
Machinery	13.46	Apparel Manufacturers	3.57
Energy	6.56	Mining	3.00
Basic Material	6.30	Media	2.66
Construction Services	5.72	Retail	2.40
Diversified Manufacturing	5.40	Chemicals	1.98
Food Processing	5.31	Healthcare	1.80
Savings & Loans	4.54	Coal	1.34
Telecommunications Equipment	4.46	Short-Term Investments	16.54
Recreational Products	4.05	Other Assets Less Liabilities	(0.27)
Banks	3.94	Total Net Assets	100.00
Environmental Control	3.62

New River Core Equity Fund

Performance of a $10,000 Investment

October 1, 2003* through August 31, 2007

Average Annual Total Returns for Periods Ended August 31, 2007
		Since
	One Year	Inception*
Core Equity Fund	14.87%	10.26%

____________

* The Core Equity Fund commenced operations on October 1, 2003.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	98.62	Auto Parts & Equipment	3.35
Financial Services	12.33	Machinery	3.34
Oil & Gas	9.59	Computer Services	3.29
Healthcare Plans	7.45	Beverages	3.25
Retail	6.62	Software	3.22
Networking/Communications Devices	4.91	Aerospace/Defense	3.20
Equity Funds	4.68	Household Products	3.13
Building Materials	4.09	Display Technologies	3.09
Finance- Consumer Loans	3.77	Transportation	2.89
Miscellaneous Manufacturing	3.66	Drugs-Wholesale	2.40
Insurance	3.56	Short-Term Investments	0.96
Food	3.42	Other Assets Less Liabilities	0.42
Computer Software & Programming	3.38	Total Net Assets	100.00

New River Funds
Small Cap Fund - Schedule of Investments
August 31,2007

	Shares	Market Value
COMMON STOCKS- 83.73%
Apparel Manufacturers - 3.57%
Columbia Sportswear Co.	32,560	$ 1,950,995

Banks - 3.94%
Alabama National Bancorp.	40,800	2,152,608

Basic Materials - 6.30%
Caraustar Industries, Inc *	209,800	778,358
Quanex Corp.	61,550	2,665,731
		3,444,089
Chemicals - 1.99%
Arch Chemicals, Inc.	25,020	1,083,867

Coal - 1.34%
James River Coal Co.*	136,200	732,756

Construction Services - 5.72%
URS Corp.*	58,505	3,126,507

Diversified Manufacturing - 5.40%
Trinity Industries, Inc.	78,500	2,949,245

Energy - 6.56%
Newfield Exploration Co.*	27,733	1,206,108
OGE Energy Corp.	70,500	2,377,260
		3,583,368
Environmental Control - 3.62%
Darling International, Inc. *	234,150	1,978,567

Financial Services - 3.62%
Affiliated Managers Group*	17,450	1,976,213

Food Processing - 5.32%
Smithfield Foods, Inc.*	88,700	2,903,151

Healthcare - 1.80%
America Service Group, Inc.*	85,500	984,105

See accompanying notes are an integral part to financial statements.

New River Funds
Small Cap Fund - Schedule of Investments - Continued
August 31,2007

	Shares	Market Value
Machinery - 13.44%
AGCO Corp.*	65,020	$ 2,808,864
Cascade Corp.	40,300	2,966,483
Flowserve Corp.	21,920	1,565,307
		7,340,654
Media - 2.66%
Gray Television, Inc.	162,400	1,453,480

Mining - 3.00%
USEC, Inc.*	122,400	1,638,936

Recreational Products - 4.05%
Polaris Industries, Inc.	46,350	2,213,212

Retail - 2.40%
Tractor Supply Co.*	27,200	1,309,952

Savings & Loans - 4.54%
Washington Federal, Inc.	93,500	2,481,490

Telecommunications Equipment - 4.46%
Newport Corp.*	176,605	2,438,915

TOTAL COMMON STOCKS (Cost $39,807,335)		45,742,110

SHORT TERM INVESTMENTS - 16.54%
Bank of New York Hamilton Fund Premier Class, 4.97%+	9,038,245	9,038,245
(Cost $9,038,245)

TOTAL INVESTMENTS (Cost $48,845,580) - 100.27%		54,780,355
Liabilities in excess of other assets - (0.27)%		(149,091)
NET ASSETS - 100.00%		$ 54,631,264

____________
*Non-income producing security.
+Reflects yield at August 31, 2007.

See accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund - Schedule of Investments
August 31, 2007

	Shares	Market Value
COMMON STOCKS- 98.62%
Aerospace/Defense - 3.20%
L3 Communications Holding	2,580	$ 254,156

Auto Parts & Equipments - 3.35%
Johnson Controls, Inc.	2,350	265,785

Beverages - 3.25%
PepsiCo, Inc.	3,790	257,834

Building Materials - 4.09%
Cemex SAB de C.V. - ADR*	10,062	324,902

Computer Software & Programming - 3.38%
Check Point Software Technologies Ltd.*	11,450	268,617

Consumer Services - 3.29%
Western Union Co.	13,850	260,796

Display Technologies - 3.09%
Corning, Inc.	10,480	244,918

Drugs Wholesale - 2.39%
Cardinal Health, Inc.	2,780	190,096

Exchange Traded Funds - 4.68%
Vanguard Materials	2,950	242,342
Vanguard Telecommunication Services	1,600	129,136
		371,478
Finance - Consumer Loans - 3.77%
SLM Corp.	5,950	299,166

Financial Services - 12.33%
Capital One Financial Corp.	3,700	239,242
Franklin Resources, Inc.	2,940	387,404
Goldman Sachs Group, Inc.	2,000	352,020
		978,666
See accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund- Schedule of Investments - Continued
August 31, 2007

	Shares	Market Value
Food - 3.43%
Nestle SA - ADR	2,500	$ 271,818

Healthcare Plans - 7.45%
UnitedHealth Group, Inc.	6,500	325,065
Wellpoint, Inc.*	3,300	265,947
		591,012
Household Products - 3.13%
Kimberly Clark Corp.	3,614	248,246

Insurance - 3.56%
Allstate Corp.	5,155	282,236

Machinery - 3.34%
Caterpillar, Inc.	3,500	265,195

Miscellaneous Manufacturing - 3.66%
Ingersoll-Rand Co. Ltd. - Cl. A	5,600	290,808

Networking and Communication Devices - 4.91%
Cisco Systems, Inc.*	12,200	389,424

Oil & Gas - 9.59%
Devon Energy Corp.	3,000	225,930
Exxon Mobil Corp.	1,830	156,886
GlobalSantaFe Corp.	5,361	378,433
		761,249
Retail - 6.62%
Abercrombie & Fitch Co.- Cl. A	3,540	278,598
Best Buy, Inc.	5,612	246,647
		525,245
Software - 3.22%
Oracle Corp.*	12,600	255,528

Transportation - 2.89%
Fedex Corp.	2,090	229,231

TOTAL COMMON STOCKS (Cost $6,654,877)		7,826,406

See accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund- Schedule of Investments - Continued
August 31, 2007

	Shares	Market Value
SHORT TERM INVESTMENTS - 0.96%
Bank of New York Hamilton Fund Premier Class, 4.97%+
(Cost $76,384)	76,384	$ 76,384

TOTAL INVESTMENTS (Cost $6,731,261) - 99.58%		7,902,790
Other assets less liabilities - 0.42%		33,539
NET ASSETS - 100.00%		$ 7,936,329

_____________
*Non-income producing security.
ADR - American Depositary Receipt.
+Reflects yield at August 31, 2007.

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Assets and Liabilities
August 31, 2007

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 48,845,580	$ 6,731,261
Investments in securities, at value	$ 54,780,355	$ 7,902,790
Cash	-	8,489
Receivable for securities sold	417,342	40,219
Receivable for fund shares sold	46,500	-
Dividends and interest receivable	43,691	6,015
Prepaid expenses and other assets	24,122	24,312
Total Assets	55,312,010	7,981,825

LIABILITIES:
Payable for securities purchased	570,600	-
Payable for fund shares repurchased	2,030	-
Accrued advisory fees	50,355	2,795
Accrued distribution fees	11,207	1,662
Accrued administration fees	3,316	2,266
Accrued fund accounting fees	3,569	3,483
Accrued transfer agency fees	7,093	6,391
Accrued custody fees	3,813	2,704
Accrued expenses and other liabilities	28,763	26,195
Total Liabilities	680,746	45,496
Net Assets	$ 54,631,264	$ 7,936,329

NET ASSETS CONSIST OF:
Paid in capital	$ 46,402,140	$ 6,585,139
Accumulated net realized gain from
investment transactions	2,294,349	179,661
Net unrealized appreciation on investments	5,934,775	1,171,529
Net Assets	$ 54,631,264	$ 7,936,329
Shares Outstanding (no par value; unlimited number
of shares authorized)	3,250,307	563,806
Net asset value, offering price and redemption
price per share*	$ 16.81	$ 14.08
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Operations
For the year ended August 31, 2007

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 231,304	$ 13,040
Dividends (net foreign tax withheld of $0 and $791)	355,128	68,248
Total investment income	586,432	81,288

EXPENSES:
Investment advisory fees	464,603	61,785
Distribution fees	116,151	19,308
Legal fees	48,515	45,312
Administration fees	34,389	22,361
Accounting fees	27,670	27,336
Registration & filing fees	26,993	26,008
Transfer agency fees	21,845	20,129
Audit fees	14,031	14,040
Printing expense	11,758	3,210
Insurance expense	10,584	10,353
Chief Compliance Officer	9,570	9,297
Trustees' fees	8,246	8,251
Custody fees	7,860	5,915
Miscellaneous expenses	2,962	848
Total expenses	805,177	274,153

Less: Expense reimbursement and waivers	(107,490)	(173,693)
Net expenses	697,687	100,460

Net investment loss	(111,255)	(19,172)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	2,346,874	180,538
Net change in unrealized appreciation
of investments for the period	4,538,009	867,794
Net realized and unrealized gain on investments	6,884,883	1,048,332
Net increase in net assets
resulting from operations	$ 6,773,628	$ 1,029,160

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the year	For the year
	ended	ended
	August 31, 2007	August 31, 2006
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment loss	$ (111,255)	$ (175,510)
Net realized gain from investment transactions	2,346,874	547,961
Net change in unrealized appreciation (depreciation)
on investments for the period	4,538,009	(385,973)
Net increase (decrease) in net assets resulting from operations	6,773,628	(13,522)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.00 and $0.11 per share, respectively)	-	(257,083)
Distributions from net realized gains on investments
($0.23 and $0.06 per share, respectively)	(597,308)	(121,275)
Total distributions to shareholders	(597,308)	(378,358)

CAPITAL SHARE TRANSACTIONS:	11,499,458	10,879,512

Net increase in net assets	17,675,778	10,487,632

NET ASSETS:
Beginning of year	36,955,486	26,467,854
End of year	$ 54,631,264	$ 36,955,486

Accumulated net investment income at end of year	$ -	$ -

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the year	For the year
	ended	ended
	August 31, 2007	August 31, 2006
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$ (19,172)	$ 13,233
Net realized gain from investment transactions	180,538	206,597
Net change in unrealized appreciation (depreciation)
of investments for the period	867,794	(77,481)
Net increase in net assets resulting from operations	1,029,160	142,349

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.02 and $0.02 per share, respectively)	(8,862)	(8,846)
Distributions from net realized gains on investments
($0.03 and $0.42 per share, respectively)	(16,721)	(241,403)
Total distributions to shareholders	(25,583)	(250,249)

CAPITAL SHARE TRANSACTIONS:	(76,328)	1,193,737

Net increase in net assets	927,249	1,085,837

NET ASSETS:
Beginning of year	7,009,080	5,923,243
End of year	$ 7,936,329	$ 7,009,080

Accumulated net investment income at end of year	$ -	$ 8,987

See accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)

	For the year	For the year	For the year	October 1, 2003*
	ended	ended	ended	through
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Net asset value, beginning of period	$ 14.48	$ 14.49	$ 12.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.04)	(0.08)	0.28	(0.11)
Net realized and unrealized gain
on investments	2.60	0.24	2.26	2.11
Total from investment operations	2.56	0.16	2.54	2.00

LESS DISTRIBUTIONS:
From net investment income	-	(0.11)	-	-
From net realized gains on investments	(0.23)	(0.06)	(0.05)	-
Total distributions	(0.23)	(0.17)	(0.05)	-

Paid in capital from redemption fees	-	-	-	-

Net asset value, end of period	$ 16.81	$ 14.48	$ 14.49	$ 12.00

Total return (b)	17.81%	1.14%	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 54,631	$ 36,955	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.50%	1.50%	1.83%
Net investment income (loss)	(0.24)%	(0.51)%	2.03%	(0.99)%
Portfolio turnover rate	26%	13%	6%	15%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after management fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 0.23%, 0.59%, 1.48% and 11.84% of average daily net assets for the periods ended August 31, 2007,
August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

See accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)

	For the year	For the year	For the year	October 1, 2003*
	ended	ended	ended	through
	August 31, 2007	August 31, 2006	August 31, 2005	August 31, 2004

Net asset value, beginning of period	$ 12.30	$ 12.46	$ 10.44	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.03)	0.02	0.02	(0.02)
Net realized and unrealized gain
on investments	1.86	0.26	2.04	0.46
Total from investment operations	1.83	0.28	2.06	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.02)	-	-
From net realized gains on investments	(0.03)	(0.42)	(0.04)	-
Total distributions	(0.05)	(0.44)	(0.04)	-

Paid in capital from redemption fees	-	-	-	-

Net asset value, end of period	$ 14.08	$ 12.30	$ 12.46	$ 10.44

Total return (b)	14.87%	2.17%	19.70%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,936	$ 7,009	$ 5,923	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.30%	1.30%	1.67%
Net investment income (loss)	(0.25)%	0.18%	0.17%	(0.21)%
Portfolio turnover rate	57%	26%	24%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after management fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 2.25%, 1.94%, 3.93% and 61.24% of average daily net assets for the periods ended August 31, 2007,
August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

See accompanying notes are an integral part to financial statements.

New River Funds

Notes to Financial Statements

August 31, 2007

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (“NOCP”).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements- On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 becomes effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the year ended August 31, 2007.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 464,603
Core Equity Fund	0.80%	61,785

The Manager has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2007.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for year ended August 31, 2007, are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 107,490
Core Equity Fund	1.30%	173,693

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of August 31, 2007, there was $535,273 and $444,238, respectively, of Small Cap Fund and Core Equity Fund fee waivers and expense reimbursements subject to recapture by the Manager through August 31 of the years below:

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

	2008	2009	2010
Small Cap Fund	$ 227,574	$ 200,209	$107,490
Core Equity Fund	129,850	140,695	173,693

The Manager has entered into sub-advisory agreements with SouthernSun Asset Management, Inc. (formerly Michael W. Cook Asset Management, Inc., d/b/a Cook Mayer Taylor), on behalf of the Small Cap Fund and with Howe and Rusling, Inc. (“H&R”), on behalf of the Core Equity Fund.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting and transfer agency, including dividend disbursing, services to the Funds.  Under terms of such agreements, GFS is compensated as follows:

Administration – fixed annual fee per Fund plus a fee based upon a percentage of a Fund’s assets,  computed daily and payable monthly, plus out-of-pocket expenses.

Fund Accounting – annual fees based upon a percentage of a Fund’s assets, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

Transfer Agency – annual fees based upon the number of a Fund’s shareholder accounts, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

For the year ended August 31, 2007, the Funds incurred the following expenses relating to the above-mentioned services performed by GFS:

	Administration	Fund Accounting	Transfer Agency
Small Cap Fund	$34,389	$27,670	$21,845
Core Equity Fund	22,361	27,336	20,129

The Bank of New York (“BONY”), serves as custodian pursuant to a Custody Agreement between the Trust and BONY. Under the terms of the agreement, each Fund is assessed an annual fee, computed daily and payable monthly, based on a percentage of the average daily assets held in custody by BONY, subject to certain minimums, plus certain transaction fees.  In addition, the Funds reimburse BONY for out-of-pocket expenses.  BONY has entered into a Master Custody Administration Agreement with GFS.  Pursuant to that agreement, GFS performs certain services described as custody administration services in exchange for a portion of the fees paid by each Fund under the Custody Agreement.  For the year ended August 31, 2007, the portion of total custody fees collected that were retained by GFS for providing custody administration services amounted to $2,497 from the Small Cap Fund and $3,597 from the Core Equity Fund.

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended August 31, 2007, GemCom received $7,867 for providing such services to the Funds.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended August 31, 2007, the Small Cap Fund and Core Equity Fund incurred expenses of $9,570 and $9,297, respectively, for CCO services.

A trustee and certain officers of the Funds are also officers of the Manager, affiliates of the Manager, GFS or FCS.

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS, GemCom and FCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended August 31, 2007, were as follows:

	Purchases	Sales
Small Cap Fund	$15,455,448	$10,717,782
Core Equity Fund	4,225,135	4,266,039

The identified cost of investments in securities owned by each Fund, for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2007, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$48,846,037	$9,891,123	$3,956,805	$5,934,318
Core Equity Fund	6,732,112	1,255,589	84,911	1,170,678

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund	For the year ended August 31, 2007		For the year ended August 31, 2006
	Shares	Dollars	Shares	Dollars

Shares sold	1,116,995	$18,223,241	1,086,670	$16,168,117
Shares issued for reinvestment of dividends	38,102	592,868	25,927	369,490
Shares redeemed (Net of $104 and $1,524 redemption fees*, respectively)	(457,786)	(7,316,651)	(385,601)	(5,658,095)
Net increase	697,311	$11,499,458	726,996	$10,879,512

Core Equity Fund	For the year ended August 31, 2007		For the year ended August 31, 2006
	Shares	Dollars	Shares	Dollars

Shares sold	56,387	$761,263	145,895	$1,826,299
Shares issued for reinvestment of dividends	1,917	25,583	19,988	250,249
Shares redeemed (Net of $0 and $0 redemption fees*, respectively)	(64,294)	(863,174)	(71,331)	(882,811)
Net increase	(5,990)	$(76,328)	94,552	$1,193,737

  __________

    *Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. TAX INFORMATION

As of August 31, 2007, the Funds reclassified the following amounts arising from a permanent difference in the  book and income tax accounting methods :

	Decrease Paid-in-Capital	Increase in Undistributed Net Investment Income	Increase inUndistributed Realized Gains

Small Cap Fund	$ (111,255)	$ 111,255	$ ―
Core Equity Fund	(19,189)	19,047	142

New River Funds

Notes to Financial Statements- Continued

August 31, 2007

NOTE 7. TAX INFORMATION- Continued

The tax character of distributions paid during the year ended August 31, 2007 and the year ended August 31, 2006, were as follows:

Small Cap Fund:	For the year ended August 31, 2007	For the year ended August 31, 2006
Ordinary Income	$ ―	$351,176
Capital Gains	597,308	27,182
Total	$ 597,308	$378,358

Core Equity Fund:	For the year ended August 31, 2007	For the year ended August 31, 2006
Ordinary Income	$ 8,862	$237,123
Capital Gains	16,721	13,126
Total	$ 25,583	$250,249

As of August 31, 2007, the components of distributable earnings on an income tax basis were as follows:

	Undistributed Long-Term Capital Gains	Unrealized Appreciation
Small Cap Fund	$2,294,806	$5,934,318
Core Equity Fund	180,512	1,170,678

The difference between the book basis and income tax basis for the above amounts for each Fund is attributable to the tax treatment of wash sale losses.

New River Funds

Report of Registered Public Accounting Firm

To the Shareholders and Board of Trustees

New River Funds

We have audited the accompanying statement of assets and liabilities of New River Small Cap Fund and New River Core Equity Fund (each a series of New River Funds or the “Funds”), including the schedules of investments as of August 31, 2007, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from October 1, 2003 (commencement of operations) through August 31, 2004.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New River Small Cap Fund and New River Core Equity Fund as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 1, 2003 (commencement of operations) through August 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania

October 12, 2007

New River Funds

Board of Trustees and Officers (Unaudited)

The Board has oversight responsibility for the management of the Trust’s business affairs.  Trustees establish procedures and oversee and review the performance of the Manager, the Distributor and others that perform services for the Trust.  The independent trustees, in particular, are advocates for shareholder interests.  The following is a list of the Trustees and Officers with certain background and related information.  Each Trustee is responsible for overseeing both funds in the fund complex.

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEES:
Doit L. Koppler II, CPA* 1881 Grove Avenue Radford, VA 24141 Age: 44	Chairman, Chief Executive Officer, Principal Executive Officer, Chief Financial Officer, Treasurer and Principal Financial Officer	2003**

Managing Director and Treasurer of Third Security, LLC since 2001; President and Chief Executive Officer of New River Advisers LLC since September 2007; Treasurer of Howe and Rusling, Inc., from 2002 to 2006 ..

				None
INDEPENDENT TRUSTEES:
Vijay Singal, Ph.D.,CFA 1881 Grove Avenue Radford, VA 24141 Age: 53	Independent Trustee, Member of Fund Audit Committee	2003

Head of the Department of Finance at the Pamplin College of Business at the Virginia Polytechnic Institute and State University (“University”) since the beginning of 2003; J. Gray Ferguson Professor of Finance at the University since 2002; from 1998 through 2002, Associate Professor of the University and prior thereto, he served as an Assistant Professor.

				None
William Fry, CPA 1881 Grove Avenue Radford, VA 24141 Age: 68	Independent Trustee, Member of Fund Audit Committee, Financial Expert	2003	Chief Financial Officer of RADVA Corp. (designer and manufacturer of protective packaging and shape-molded foam products) since 1989.	City of Radford Industrial Development Authority
Leon Peter Fletcher, Ph.D. 1881 Grove Avenue Radford, VA 24141 Age: 68	Independent Trustee	2005	Profess o r Emeritus of Mathematics at Virginia Polytechnic Institute and State University since 1992.	None

New River Funds

Board of Trustees and Officers (Unaudited) – Continued

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS:
Theodore J. Fisher 1881 Grove Avenue Radford, VA 24141 Age: 36	Chief Legal Officer and Secretary	2003

Associate General Counsel of Third Security, LLC since 2003; Chief Compliance Officer of New River Advisers LLC since September 2007;  from 1996 to  2003, an Associate on the Global Capital Markets and Mergers and Acquisitions Team at Hunton & Williams LLP (law firm), Richmond, Virginia.

				N/A
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Secretary	2003

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC.

				N/A
Michael Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Age: 56	Chief Compliance Officer	2006

President of Fund Compliance Services, LLC (2006–present), formerly Senior Vice President (2004-2006); Vice President of GemCom, LLC (2004 – present); President and Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).

				N/A

 * Mr. Koppler is considered to be an “interested” Trustee because of his officer positions with the Manager ..

** Mr. Koppler was elected as the Trust’s Chairman, Chief Financial Officer, Treasurer and Principal Financial Officer in 2003.

    He was then elected as the Trusts’ Chief Executive Officer and Principal Executive Officer effective September 1, 2007 ..

The Statement of Additional Information for the Trust includes additional information about Trustees and Officers and is available, without charge, upon request by calling 1-866-NRA-FUND (1-866-672-3863).

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on March 1, 2007, and held until August 31, 2007.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/07)	Ending Account Value (8/31/07)	Expenses Paid During Period* (3/1/07 to 8/31/07)
Small Cap Fund
Actual	$1,000.00	$1,050.63	$ 7.75
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Core Equity Fund
Actual	1,000.00	1,057.84	6.74
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

New River Funds

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board, including all of the Independent Trustees, met on August 28, 2007, to consider the following existing agreements:  the Investment Management Agreement between the Funds and the Manager; the Sub-Advisory Agreement between the Manager and SouthernSun with respect to the Small Cap Fund; and the Sub-Advisory Agreement between the Manager and H&R with respect to the Core Equity Fund (the Sub-Advisory Agreements are collectively referred to as the “Sub-Advisory Agreements” and SouthernSun and H&R are collectively referred to as the “Sub-Advisers”).

At its meeting, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and the audit committee. The Board also evaluated and considered, among other things, written information provided in advance of the meeting by the Manager and Sub-Advisers as well as answers to questions posed by the Board to representatives of the Manager and Sub-Advisers.  The Board, including the Independent Trustees (who comprise 75% of the Board) assisted by the advice of independent counsel, made its determinations separately with respect to each of the Investment Management Agreement and Sub-Advisory Agreements.

The Board did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole.  Below is a discussion of the information considered by the Board, as well as the Board’s conclusions with respect to the Investment Management Agreement and Sub-Advisory Agreements presented to the Board for its approval at the August 28, 2007 meeting.

Nature, Extent and Quality of Services

Manager:  The Board examined the nature, extent and quality of the services provided by the Manager to the Trust and each of its Funds.  The Board evaluated the experience of the Manager and considered that the Trust and its Funds are the Manager’s only clients for who they provide services.  In addition to focusing exclusively on the administration and oversight of the Funds, the Manager (i) funds the costs of marketing and distributing the Funds (including paying for the cost of revenue-sharing agreements for platform access with the major brokerage houses that exceeds available Rule 12b-1 monies), (ii) waives all or a significant portion of its earned advisory fees for the Core Equity Fund and Small Cap Fund, respectively, (iii) reimburses each Fund, to the extent necessary, to maintain a net expense ratio that is comparable to their peer fund groups, (iv) derives no benefit from economies of scale because they serve no other regulated investment companies or investment advisory clientele, (v) continues to incur operating losses while the Funds grow and (vi) is committing to supporting the Funds until they become large enough to maintain a competitive expense ratio without further subsidization.  The Board noted the experience of key personnel at the Manager the Manager’s financial strength.  The Board also noted the terms of the Investment Management Agreement and the responsibilities of the Manager, including the responsibility to oversee the management of the Funds’ investment portfolios, comply with the Funds’ investment policies and objectives, and the implementation of the Board’s directives as they relate to the Funds’ investments.  The Board determined there was a reasonable basis to conclude that the Manager would continue to provide high quality investment management services to the Trust and its Funds.

New River Funds

Additional Information (Unaudited)- Continued

Sub-Advisers:  The Board examined the nature, extent and quality of the services provided by the Sub-Advisers with respect to each Fund.  The Board evaluated the experience, noting particularly the experience of each Sub-Adviser’s key personnel, and the financial strength of each Sub-Adviser.  The Board also noted the terms of each Sub-Advisory Agreement and the responsibilities of each Sub-Adviser, including the responsibility to manage the investment operations and composition of the Fund’s portfolio in accordance with such Fund’s investment objective and strategies as stated in the Trust’s Prospectus and Statement of Additional Information, as from time to time in effect.  With respect to each Fund, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Sub-Adviser under the respective Sub-Advisory Agreement, and determined there was a reasonable basis to conclude that the Sub-Adviser would continue to provide satisfactory investment sub-advisory services to the Fund.

Investment Performance

The Board examined information provided by the Manager regarding the performance history of each Fund compared to its benchmark index for the one-year and three-year periods ended June 30, 2007, and for the period from each Fund’s inception on October 1, 2003 through June 30, 2006.  The Board also reviewed information contained in a report prepared by an independent firm that consisted of detailed performance information for each Fund and its peer group.  The Board also considered the small size of each Fund.  For each Fund, the Board concluded that continuation of the Sub-Advisory Agreements was appropriate in light of reasonable performance of each Fund in comparison with its peers, the limited operating history and the relatively small asset sizes of each Fund.  The benchmark and peer group comparisons for each Fund are discussed below.

Small Cap Fund:  The Fund outperformed its benchmark, the Russell 2000 Total Return Index, for the one year period and for the period since the Fund’s inception ended June 30, 2007.  For the three year period ended June 30, 2007, the Fund underperformed its benchmark.  For the one year period and for the period since the Fund’s inception ended May 31, 2007, the Fund outperformed both the median and average performance of its peer group.

Core Equity Fund:  The Fund underperformed its benchmark, the S&P 500 Total Return Index, for the one year period and for the period since the Fund’s inception ended June 30, 2007.  However, for the three year period ended June 30, 2007, the Fund outperformed its benchmark.  For the one year period ended May 31, 2007, the Fund underperformed both the median and average performance of its peer group.  However, for the period since the Fund’s inception, the Fund underperformed the median, but outperformed the average performance of its peer group.  The Board noted a significant improvement in relative performance from the prior year.

Advisory Fees, Sub-Advisory Fees and Total Expenses

The Board considered the advisory fee paid by each Fund to the Manager as well as the sub-advisory fees paid by the Manager to the Sub-Advisers.  To assist the Board in its evaluation, the Board reviewed information contained in a report prepared by an independent firm that consisted of detailed information for each Fund, including contractual management fees, actual management fees, non-management expenses and total operating expenses, and compared each Fund against its peer group.  Significant consideration was given to the fact that the Manager has entered into a Contractual Management Fee Waiver Agreement (the “Expense

New River Funds

Additional Information (Unaudited)- Continued

Limitation Agreement”), whereby the Manager agrees to waive a portion or all of its advisory fee and, if necessary, to reimburse a Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, other expenses that are capitalized in accordance with generally accepted accounting procedures and other extraordinary expenses not  incurred in the ordinary course of each Fund’s business) exceed certain limits.

Small Cap Fund:  The Board noted that the contractual management fee was comparable to the median contractual management fees of its peer group and that the actual expense ratios for each Fund was greater than the median actual expense ratios of its peer group.  However, the expense ratios, after giving effect to the Expense Limitation Agreement, were comparable to the net expense ratios of its peer group.

Core Equity Fund:  The Board noted that the contractual management fee was less than the median contractual management fees of its peer group and that the actual expense ratios for each Fund was greater than the median actual expense ratios of its peer group.  Further, the expense ratios, after giving effect to the Expense Limitation Agreement, were comparable to the net expense ratios of its peer group.

Costs of Services and Profits Realized

The Board examined information provided by the Manager with respect to the Manager’s costs of providing advisory services to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds, and the estimated loss to the Manager in providing such services.  The Manager has lost money on the operation of the Trust on an overall basis and for each Fund.  The Board examined the anticipated revenues that the Manager is expected to receive for providing advisory services to the Funds.  The Board also gave significant consideration to the fact that the Manager has entered into an Expense Limitation Agreement with the Trust, whereby through December 31, 2007, the Manager agrees to waive a portion or all of its advisory fee and, if necessary, to reimburse each Fund for certain fees and expenses to the extent total operating expenses exceed certain limits.  The Board noted that the Manager compensates each Sub-Adviser out of the management fee received from each Fund and, to the extent the Manager waives a portion or all of its advisory fee from a Fund, the respective Sub-Advisor waives an equal portion of its sub-advisory fee.  In light of the net asset levels of the Funds and the costs of services to be provided by the Manager and Sub-Advisers, the Board concluded that the cost of services to be provided by Manager to be reasonable and the profits to be realized bythe Manager and Sub-Advisers are likely to be relatively modest in light of the net asset levels of each Fund.

Intangible Benefits

The Board considered the fact that there are no other tangible benefits to the Manager or Sub-Advisers in providing investment advisory services to the Funds, other than the fee to be earned under the respective Investment Management and Sub-Advisory Agreements.  The Board noted that the Manager and Sub-Advisers do not use soft dollar arrangements in connection with services provided to the Funds.  There may be certain intangible benefits gained to the extent that serving the Funds could enhance the reputations of the Manager and Sub-Advisers in the marketplace, and, therefore, would enable the Manager and Sub-Advisers to attract additional client relationships.  The Board concluded that the benefit to be derived by the Manager and Sub-Advisers were reasonable and consistent with the types of benefits generally derived by Manager and Sub-Advisers to mutual funds.

New River Funds

Additional Information (Unaudited)- Continued

Economies of Scale

The Board considered whether the Trust has benefited from economies of scale and whether there is a potential for future realization of economies of scale with respect to the Funds.  The Board considered the Managers losses incurred in providing services to the Trust and the Funds and the materials provided by the independent firm described above that showed that the net assets of each Fund were generally at the lower end of the net asset range of the Fund’s respective peer groups.  Therefore, the Board concluded that the advisory fee structure for the Manager and each Sub-Advisor was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusion

The Board, having requested and received such information from the Manager and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Investment Management Agreement and the Sub-Advisory Agreements, unanimously approved the continuance of the (1) Investment Management Agreement with respect to the Trust and its Funds and (2) Sub-Advisory Agreements with respect to each Fund.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

Investment Adviser

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

ANNUAL REPORT

AUGUST 31, 2007

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer and principal financial officer.  There were no amendments to the Code of Ethics during the period covered by this report.  The Registrant did not grant any waivers from any provisions of the Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that William Fry is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Fry is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate audit, audit-related, tax and all other fees billed by Tait, Weller & Baker LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for that fiscal year, for the New River Funds are shown below.  The aggregate tax fees billed by Tait, Weller & Baker LLP were rendered for tax compliance, tax advice and tax planning for each fund.

(a)

Audit Fees

FY 2007

$ 23,400

FY 2006

$ 22,400

(b)

Audit-Related Fees

FY 2007

$ 0

FY 2006

$ 0

(c)

Tax Fees

FY 2007

$ 4,600

FY 2006

$ 4,600

(d)

All Other Fees

FY 2007

$ 0

FY 2006

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X for the fiscal year ended August 31, 2007.

(f)

During the audit of Registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

Not applicable.  There were no non-audit fees, other than tax services, billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant during FY 2007 or 2006.

(h)

Not applicable.  There were no non-audit services, other than tax services, provided to the Registrant during FY 2007.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures on October 19, 2007, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith.

(a)(2)

Certification  required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) is filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 New River Funds

By: /s/ Doit L. Koppler II

Doit L. Koppler II

Chief Executive Officer and Chief Financial Officer, New River Funds

Date 11/9/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Doit L. Koppler II

Doit L. Koppler II,
Chief  Executive Officer /Chief  Financial Officer, New River Funds

Date 11/9/2007